Consolidated Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 264	$ (1,385)
Cash flow hedging instruments:
Change in unrealized gains and losses		3
Gain in respect of derivative instruments designated for cash flow hedge, net of taxes		10
Other comprehensive gain		13
Comprehensive income (loss)	$ 264	$ (1,372)